Premises and Equipment - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Property Plant And Equipment [Abstract]
Depreciation expense	$ 962,000	$ 1,018,000	$ 962,000
Lease agreements aggregate rentals 2014	77,000
Lease agreements aggregate rentals 2015	75,000
Lease agreements aggregate rentals 2016	50,000
Lease agreements aggregate rentals 2017	50,000
Lease agreements aggregate rentals 2018	50,000
Lease agreements aggregate rentals after 2018	29,000
Lease and rent expense	$ 82,000	$ 83,000	$ 85,000